Subsequent Events (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	May 15, 2020	Apr. 10, 2020	Feb. 05, 2020	Dec. 23, 2019	May 14, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2020
Number of shares services rendered							$ 321,000	$ 388,000		$ 1,778,000	$ 1,545,000
Number of stock options granted							185,887			2,531,971	1,400,418
Exercise price of common stock granted							$ 1.39			$ 2.07	$ 6.75
Common Stock [Member]
Number of shares services rendered, shares							320,601	39,998		1,015,981	319,346
Number of shares services rendered
Sale and issuance of common stock										6,549,596
Private Placement [Member] | Maximum [Member]
Sale and issuance of common stock			5,000,000
Private Placement [Member] | Common Stock [Member]
Sale and issuance of common stock						3,392,833
Gross proceeds sold of common stock						$ 3,430,000
Vendors [Member]
Number of shares services rendered, shares							220,601
Number of shares services rendered							$ 321,000
Employees and Consultants [Member]
Number of stock options granted				1,340,333						2,531,971	1,400,418
Exercise price of common stock granted				$ 1.36						$ 2.07	$ 6.75
Expiration period										5 years	5 years
Fair value of stock options grants										$ 4,564,000	$ 9,712,000
Subsequent Event [Member]
Debt description		The board of directors of Verb Technology Company, Inc., a Nevada corporation (the "Company"), approved management's COVID-19 Full Employment and Cash Preservation Plan (the "Plan"), pursuant to which all directors and senior level management would reduce their cash compensation by 25%, and all other employees and consultants would reduce their cash compensation by 20% (the "Cash Reduction Amount") for a period of three months from April 16, 2020 through July 15, 2020 for one category of plan participants, and April 26, 2020 through July 18, 2020 for the other category of participants. The Plan was designed to promote the continued growth of the Company and avoid the lay-offs and staff cut-backs experienced by many companies affected by the COVID-19 economic crisis. The Cash Reduction Amount is to be paid in shares of the Company's common stock (the "Shares") through an allocation of shares from the Company's 2019 Omnibus Incentive Plan (the "Omnibus Incentive Plan") and granted pursuant to stock award agreements entered into effective as of April 10, 2020 (the "Grant Date") between the Company and each of the Company's directors, executive officers, employees, and consultants. The stock award agreements provide that the Shares will vest on July 18, 2020 (the "Vesting Date") as long as the recipient remains in continuous service to the Company during the time from the Grant Date through the Vesting Date. The Shares were valued at $1.198 per share in accordance with the provisions of the Omnibus Incentive Plan, which provides that the value shall be determined based on the volume weighted average price of the Company's common stock during a period of up to the 30-trading days prior to the Grant Date. Total Common Stock granted as part of the Cash Preservation Plan on April 10, 2020 was 589,099 with a fair value of $866,000. The shares were valued based on the market value of the Company's stock price on the grant date and will be amortized over the life of the agreements and recorded as stock compensation expense. As of the date of this report the restricted shares have not been issued to the respective employees.
Number of shares granted of common stock,shares		589,099
Number of shares granted of common stock		$ 866,000
Subsequent Event [Member] | Private Placement [Member] | Maximum [Member]
Sale and issuance of common stock			5,000,000
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Sale and issuance of common stock					845,000
Gross proceeds sold of common stock					$ 1,014,000
Subsequent Event [Member] | Vendors [Member]
Number of shares services rendered, shares					155,924				407,633
Number of shares services rendered					$ 202,000				$ 444,000
Subsequent Event [Member] | Employees and Consultants [Member]
Number of stock options granted					155,750				323,887
Exercise price of common stock granted					$ 1.37				$ 1.38
Expiration period									5 years
Stock option vesting, description					Expire in five years, and vest over a period of one to four years from grant date.				Expire in five years, and vest over a period of four years from grant date.
Fair value of stock options grants					$ 211,000				$ 437,000
Subsequent Event [Member] | Employees and Consultants [Member] | Minimum [Member]
Expiration period					1 year
Subsequent Event [Member] | Employees and Consultants [Member] | Maximum [Member]
Expiration period					5 years
Subsequent Event [Member] | Cash Preservation Plan [Member]
Number of shares granted of common stock,shares		589,099
Number of shares granted of common stock		$ 866,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Loan received												$ 1,218,000
Interest rate												1.00%
Subsequent Event [Member] | Economic Injury Disaster Loan Program [Member]
Interest rate	3.75%
Unsecured Loan	$ 150,000
Debt term	30 years
Maturity date	May 15, 2021